UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8443

Legg Mason Partners Variable Portfolios I, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE

PORTFOLIOS I, INC.

LEGG MASON PARTNERS VARIABLE

INVESTORS PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2006

LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO

Schedule of Investments (unaudited)	September 30, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 98.4%
CONSUMER DISCRETIONARY - 14.2%
Hotels, Restaurants & Leisure - 2.2%
169,000	McDonald’s Corp.	$6,611,280

Household Durables - 1.3%
138,700	Newell Rubbermaid Inc.	3,927,984

Internet & Catalog Retail - 0.7%
110,500	Liberty Media Holding Corp., Interactive Group, Series A Shares*	2,251,990

Media -6.9%
107,400	EchoStar Communications Corp., Class A Shares*	3,516,276
22,060	Liberty Media Holding Corp., Capital Group, Series A Shares*	1,843,554
399,500	News Corp., Class B Shares	8,245,680
111,700	SES Global SA, FDR	1,676,409
302,100	Time Warner Inc.	5,507,283

	Total Media	20,789,202

Multiline Retail - 1.2%
62,800	Target Corp.	3,469,700

Specialty Retail - 1.9%
160,600	Home Depot Inc.	5,824,962

	TOTAL CONSUMER DISCRETIONARY	42,875,118

CONSUMER STAPLES - 9.0%
Food & Staples Retailing - 3.9%
212,900	Kroger Co.	4,926,506
136,900	Wal-Mart Stores Inc.	6,751,908

	Total Food & Staples Retailing	11,678,414

Household Products - 1.8%
85,700	Kimberly-Clark Corp.	5,601,352

Tobacco - 3.3%
129,900	Altria Group Inc.	9,943,845

	TOTAL CONSUMER STAPLES	27,223,611

ENERGY - 7.1%
Energy Equipment & Services - 1.8%
86,300	GlobalSantaFe Corp.	4,314,137
40,200	Halliburton Co.	1,143,690

	Total Energy Equipment & Services	5,457,827

Oil, Gas & Consumable Fuels - 5.3%
53,200	Royal Dutch Shell PLC, ADR, Class A Shares	3,516,520
49,000	Suncor Energy Inc.	3,530,450
136,100	Total SA, ADR	8,974,434

	Total Oil, Gas & Consumable Fuels	16,021,404

	TOTAL ENERGY	21,479,231

FINANCIALS - 32.2%
Capital Markets - 5.4%
90,700	Bank of New York Co. Inc.	3,198,082
25,800	Goldman Sachs Group Inc.	4,364,586
112,000	Merrill Lynch & Co. Inc.	8,760,640

	Total Capital Markets	16,323,308

Commercial Banks - 3.1%
58,100	Wachovia Corp.	3,241,980
169,100	Wells Fargo & Co.	6,118,038

	Total Commercial Banks	9,360,018

Consumer Finance - 4.9%
121,800	American Express Co.	6,830,544

See Notes to Schedule of Investments.

1

LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2006

SHARES	SECURITY	VALUE
Consumer Finance - 4.9% (continued)
103,300	Capital One Financial Corp.	$8,125,578

	Total Consumer Finance	14,956,122

Diversified Financial Services - 4.8%
128,800	Bank of America Corp.	6,899,816
164,600	JPMorgan Chase & Co.	7,729,616

	Total Diversified Financial Services	14,629,432

Insurance - 10.3%
82,400	AFLAC Inc.	3,770,624
90,200	American International Group Inc.	5,976,652
100,200	Chubb Corp.	5,206,392
173,500	Loews Corp.	6,575,650
163,900	Marsh & McLennan Cos. Inc.	4,613,785
103,700	St. Paul Travelers Cos. Inc.	4,862,493

	Total Insurance	31,005,596

Thrifts & Mortgage Finance - 3.7%
75,800	Freddie Mac	5,027,814
79,400	Golden West Financial Corp.	6,133,650

	Total Thrifts & Mortgage Finance	11,161,464

	TOTAL FINANCIALS	97,435,940

HEALTH CARE - 9.1%
Health Care Providers & Services - 3.5%
99,700	UnitedHealth Group Inc.	4,905,240
72,400	WellPoint Inc. *	5,578,420

	Total Health Care Providers & Services	10,483,660

Pharmaceuticals - 5.6%
96,400	Abbott Laboratories	4,681,184
50,100	Johnson & Johnson	3,253,494
88,700	Novartis AG, ADR	5,183,628
88,300	Sanofi-Aventis, ADR	3,926,701

	Total Pharmaceuticals	17,045,007

	TOTAL HEALTH CARE	27,528,667

INDUSTRIALS - 9.4%
Aerospace & Defense - 4.4%
57,500	Boeing Co.	4,533,875
72,600	Raytheon Co.	3,485,526
83,100	United Technologies Corp.	5,264,385

	Total Aerospace & Defense	13,283,786

Building Products - 1.0%
108,900	Masco Corp.	2,986,038

Commercial Services & Supplies - 1.2%
62,100	Avery Dennison Corp.	3,736,557

Industrial Conglomerates - 1.8%
61,300	Textron Inc.	5,363,750

Machinery - 1.0%
40,100	Parker Hannifin Corp.	3,116,973

	TOTAL INDUSTRIALS	28,487,104

INFORMATION TECHNOLOGY - 3.7%
Communications Equipment - 1.6%
239,100	Nokia Oyj, ADR	4,707,879

Computers & Peripherals - 1.0%
38,800	International Business Machines Corp.	3,179,272

See Notes to Schedule of Investments.

2

LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2006

SHARES	SECURITY	VALUE
Software - 1.1%
121,500	Microsoft Corp.	$3,320,595

	TOTAL INFORMATION TECHNOLOGY	11,207,746

MATERIALS - 2.8%
Chemicals - 2.8%
50,300	Air Products & Chemicals Inc.	3,338,411
121,400	E.I. du Pont de Nemours & Co.	5,200,776

	TOTAL MATERIALS	8,539,187

TELECOMMUNICATION SERVICES - 8.1%
Diversified Telecommunication Services - 4.0%
251,375	AT&T Inc.	8,184,770
79,145	Embarq Corp.*	3,828,244

	Total Diversified Telecommunication Services	12,013,014

Wireless Telecommunication Services - 4.1%
97,700	ALLTEL Corp.	5,422,350
416,614	Sprint Nextel Corp.	7,144,930

	Total Wireless Telecommunication Services	12,567,280

	TOTAL TELECOMMUNICATION SERVICES	24,580,294

UTILITIES - 2.8%
Multi-Utilities - 2.8%
167,400	Sempra Energy	8,411,850

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $230,295,015)	297,768,748

FACE AMOUNT
SHORT-TERM INVESTMENT - 2.2%
Repurchase Agreement - 2.2%
$6,843,000	Interest in $414,241,000 joint tri-party repurchase agreement dated 09/29/06 with Banc of America Securities LLC Inc., 5.300% due 10/2/06; Proceeds at maturity- $6,846,022; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 5.600% due 2/28/07 to 9/26/13; Market value- $6,979,867) (Cost - $6,843,000)	6,843,000

	TOTAL INVESTMENTS - 100.6% (Cost - $237,138,015#)	304,611,748
	Liabilities in Excess of Other Assets - (0.6)%	(1,913,077)

	TOTAL NET ASSETS - 100.0%	$302,698,671

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR — American Depositary Receipt
FDR — Foreign Depositary Receipt

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Variable Investors Portfolio (formerly known as Salomon Brothers Variable Investors Fund ) (the “Fund”) is a separate diversified investment fund of Legg Mason Partners Variable Portfolios I, Inc. (formerly known as the Salomon Brothers Variable Series Funds Inc. ) (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies, and qualified pension and retirement plans.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$69,455,439
Gross unrealized depreciation	(1,981,706)

Net unrealized appreciation	$67,473,733

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Portfolios I, Inc.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 28, 2006

By:	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: November 28, 2006